Accounting judgments, estimates and assumptions (Details) $ / shares in Units, $ in Thousands		6 Months Ended
	Aug. 26, 2021 $ / shares shares	Jun. 30, 2023 USD ($)
Share warrant obligation
Number of warrants converted | shares	20,249,993
Target payback period on marketing expenses		365 days
Increase in fair value of put option liability due to change in measurement approach		$ 120
Effect of change in the measurement of the warrants' fair value		$ 10,839
Kismet Acquisition One Corp
Share warrant obligation
Number of shares per warrant | shares	1
Exercise price | $ / shares	$ 11.50
Number of warrants converted | shares	20,250,000
Public Warrants
Share warrant obligation
Number of warrants converted | shares	13,499,993
Public Warrants | Kismet Acquisition One Corp
Share warrant obligation
Number of warrants converted | shares	13,499,993
Private Warrants
Share warrant obligation
Number of warrants converted | shares	6,750,000
Private Warrants | Kismet Acquisition One Corp
Share warrant obligation
Number of warrants converted | shares	6,750,000
CGU Lightmap LLC
Share warrant obligation
Discount to the peer multiples to EV/Bookings		30.00%
Discount to the peer multiples to EV/EBITDA		2.00%
Discount rate based on risk-free rate
Share warrant obligation
Assumptions used in measurement of financial instruments issued as part of investment in associates		0.0449
Multiples of Enterprise Value to Net bookings
Share warrant obligation
Assumptions used in measurement of financial instruments issued as part of investment in associates		1.47
Enterprise Value to Investor's consolidated management EBITDA
Share warrant obligation
Assumptions used in measurement of financial instruments issued as part of investment in associates		7.91
Target PayBack On Marketing Investments Measurement Input | MX Capital Limited
Share warrant obligation
Term of increase in input parameters		30 days
Change in fair value of sellers earn-outs by decrease in input parameters		$ 32
Change in fair value of put options by decrease in input parameters		$ 98
Term of decrease in input parameters		30 days
Change in fair value of sellers earn-outs by increase in input parameters		$ 7
Change in fair value of put options by increase in input parameters		$ 45
Risk-free rate , measurement input | MX Capital Limited
Share warrant obligation
Percentage of increase		0.10%
Percentage of decrease		0.10%
Change in fair value of put options by decrease in input parameters		$ 61
Change in fair value of put options by increase in input parameters		$ 61
Revenue multiple, measurement input | MX Capital Limited
Share warrant obligation
Percentage of increase		10.00%
Percentage of decrease		10.00%
Change in fair value of put options by decrease in input parameters		$ 159
Change in fair value of put options by increase in input parameters		$ 358
Sigma Measurement Input | MX Capital Limited
Share warrant obligation
Percentage of increase		10.00%
Percentage of decrease		10.00%
Change in fair value of sellers earn-outs by decrease in input parameters		$ 59
Change in fair value of put options by decrease in input parameters		178
Change in fair value of sellers earn-outs by increase in input parameters		12
Change in fair value of put options by increase in input parameters		$ 36